Available-For-Sale Marketable Securities	12 Months Ended
Dec. 31, 2018
Debt Securities, Available-for-sale [Abstract]
Available-For-Sale Marketable Securities	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

During the year ended December 31, 2018, the Company sold all of its marketable securities for aggregate net proceeds (including redemptions) of approximately $13,484, representing a net loss of $270. The loss from the sale of such marketable securities is included in “Financial expenses, net”, for the year ended December 31, 2018.

As of December 31, 2017, interest receivable included in other receivables amounted to $118.

As of December 31, 2017, the fair value amortized cost and gross unrealized holding gains and losses of available-for-sale marketable securities were as follows:

	December 31, 2017
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government debentures - fixed and floating interest rate	$1,409	6	—	$1,415
Corporate debentures - fixed and floating interest rate	11,951	5	—	11,956
	$13,360	11	—	$13,371